Principal alliances	12 Months Ended
Dec. 31, 2018
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Principal alliances

C/ Principal alliances

C.1. Alliance arrangements with regeneron pharmaceuticals, Inc. (Regeneron)

Collaboration agreement on the discovery, development and commercialization of Human Therapeutic Antibodies

In November 2007, Sanofi and Regeneron signed agreements (amended in November 2009) for the discovery, development and commercialization of fully human therapeutic antibodies. Under the 2009 amended agreements Sanofi committed to funding the discovery and pre-clinicaldevelopment of fully human therapeutic antibodies by a maximum of $160 million per year through 2017, with an option to develop and commercialize antibodies discovered by Regeneron pursuant to the collaboration. Sanofi decided not to extend the discovery agreement, which expired on December 31, 2017.

Following the signature in July 2015 of the immuno-oncology collaboration agreements described below, $75 million of the discovery and pre-clinical development funding was reallocated to the new agreements (spread over three years).

If an option is exercised under the 2009 amended agreements, Sanofi co-develops the antibody with Regeneron and is responsible for funding. Sanofi and Regeneron share co-promotion rights and profits on sales of the co-developed antibodies. On receipt of the first positive Phase III trial results for any such antibody, the subsequent Phase III costs for that antibody are split 80% Sanofi, 20% Regeneron. Amounts received from Regeneron under those arrangements are recognized by Sanofi as a reduction in the line item “Research and development expenses”. Once a product begins to be commercialized, and provided that the share of quarterly results under the agreement represents a profit, Sanofi is entitled to an additional portion of Regeneron’s profit-share (capped at 10% of Regeneron’s share of quarterly profits) until Regeneron has paid 50% of the cumulative development costs incurred by the parties in the collaboration.

As of December 31, 2018 the cumulative development costs incurred by the two parties were €6.1 billion (comprising €3.3 billion funded 100% by Sanofi, and €2.8 billion funded 80% by Sanofi and 20% by Regeneron, amounts translated into euros at the closing US dollar exchange rate). On the earlier of (i) 24 months before the scheduled launch date or (ii) the first positive Phase III trial results, Sanofi and Regeneron share the commercial expenses of the antibodies co-developed under the license agreement. Sanofi recognizes all the sales of those antibodies. Profits and losses arising from commercial operations in the United States are split 50/50. Outside the United States, Sanofi is entitled to between 55% and 65% of profits depending on sales of the antibodies, and bears 55% of any losses. The share of profits and losses attributable to Regeneron under the agreement is recognized within the line items Other operating income or Other operating expenses, which are components of operating income. In addition, Regeneron is entitled to receive payments of up to $250 million contingent on the attainment of specified levels of sales outside the United States.

Praluent®, Dupixent®, Kevzara® and REGN3500 (SAR440340) continue to be developed, and commercialized as applicable, with Regeneron under the Antibody License and Collaboration Agreement (LCA) following the expiry of the discovery agreement.

In January 2018, Sanofi and Regeneron signed a set of amendments including an amendment to the collaboration agreement on the development and commercialization of human therapeutic antibodies that allowed for the funding of additional programs on Dupixent® and REGN3500 (SAR440340) which will focus on extending the current range of indications, finding new indications, and improving co-morbidity between multiple pathologies.

Immuno-Oncology (IO) Discovery and Development Agreement and IO License and Collaboration Agreement (IO LCA)

On July 1, 2015, Sanofi and Regeneron entered into a new global collaboration to discover, develop and commercialize new antibody cancer treatments in the emerging field of immuno-oncology. As part of the agreements, Sanofi made an upfront payment of $640 million to Regeneron. The two companies also agreed to reallocate $75 million (spread over three years) to immuno-oncology antibody research and development from Sanofi’s $160 million annual contribution to their existing antibody discovery collaboration.

Under the terms of the IO Discovery and Development Agreement, the two companies agreed to invest approximately $1 billion from discovery through proof of concept (POC) development (usually a Phase IIa study) of monotherapy and novel combinations of immuno-oncology antibody candidates to be funded 25% by Regeneron ($250 million) and 75% by Sanofi ($750 million). Beyond the committed funding, additional funding will be allocated as programs enter post-POC development under the IO LCA.

Upon establishment of POC, Sanofi can exercise its opt-in rights to further development and commercialization under the IO LCA for candidates derived from the IO discovery program. Once Sanofi has exercised its opt-in rights for a candidate, future development of that candidate will be conducted under the IO LCA either by Sanofi or Regeneron.

Under the terms of the IO Discovery and Development Agreement, Sanofi is entitled to an additional share of profits of up to 50% of the clinical development costs initially funded by Sanofi. That additional profit-share is capped at 10% of the share of Regeneron’s quarterly profits arising under the IO LCA.

The Amended and Restated Immuno-oncology Discovery and Development Agreement (“Amended IO Discovery Agreement”), effective from December 31, 2018, was signed on January 2, 2019. Through this amendment, Sanofi and Regeneron restructured their global Immuno-oncology Discovery and Development Agreement, effective December 31, 2018. The 2015 agreement was due to end in mid-2020, and the revision provides for ongoing collaborative development of two clinical-stage bispecific antibody programs targeting respectively (i) BCMA and CD3 and (ii) MUC16 and CD3. This gives Sanofi increased flexibility to advance its early-stage immuno-oncology pipeline independently, while Regeneron retains all rights to its other immuno-oncology discovery and development programs.

Under the terms of the Amended IO Discovery Agreement Sanofi paid Regeneron $462 million representing the balance of payments due under the original Immuno-oncology Agreement, which covers the Sanofi share of (i) the immuno-oncology discovery program costs for the last quarter of 2018 and up to $120 million in development costs for the two selected clinical-stage bispecific antibodies, plus (ii) the termination fee for the other programs under the original immuno-oncology agreement. Sanofi secured the right to opt-in to the BCMAxCD3 and MUC16xCD3 bispecific programs when proof of concept is achieved or when the allocated funding is expended.

Post opt-in of the BCMAxCD3 bispecific, Sanofi will lead development and commercialization. Post opt-in of the MUC16xCD3 bispecific, Regeneron will lead development, and also lead commercialization in the United States. Sanofi will lead commercialization outside the United States.

The companies’ ongoing collaboration for the development and commercialization of Libtayo® (cemiplimab) is unaffected by the Amended IO Discovery and Development Agreement. As of December 31, 2018, the additional share of profits corresponding to 50% of the clinical development costs initially funded by Sanofi amounts to €53 million (amount translated into euros at the closing US dollar exchange rate). This additional profit-share is capped at 10% of the share of Regeneron’s quarterly profits arising under the IO LCA.

Under the 2015 IO LCA, the two companies have agreed to jointly develop a programmed cell death protein 1 (PD-1) inhibitor antibody (REGN2810) and have committed to provide additional funding of no more than $650 million on a 50/50 basis ($325 million per company) for the development of REGN2810, a PD-1 inhibitor antibody. While they share profits on a 50/50 basis, Sanofi will make a one-time milestone payment of $375 million to Regeneron in the event that sales of a PD-1 product and any other collaboration antibody sold for use in combination with a PD-1 product were to exceed, in the aggregate, $2 billion in any consecutive 12-month period.

In January 2018, Sanofi and Regeneron announced a set of amendments including an amendment to their IO LCA on the development of cemiplimab (REGN2810) in the field of immuno-oncology, pursuant to which the $650 million development budget for the PD-1 inhibitor antibody was increased to $1.64 billion through 2022, funded equally by the two companies (i.e. from $325 million to $820 million for each partner).

On September 21, 2018, the US Food and Drug Administration (FDA) approved Libtayo® (cemiplimab) for the treatment of patients with metastatic cutaneous squamous cell carcinoma (CSCC) or locally advanced CSCC who are not candidates for curative surgery or curative radiation. Libtayo® is a fully-human monoclonal antibody targeting the immune checkpoint receptor PD-1 (programmed cell death protein-1) and is the first and only treatment specifically approved and available for advanced CSCC in the U.S. A regulatory application for Libtayo® has also been submitted in the EU.

An ongoing joint clinical program is investigating Libtayo® in multiple other cancers, and includes potentially pivotal trials in lung, cervical and skin cancers. The safety and efficacy of Libtayo® have not been fully evaluated by any regulatory authority for indications beyond advanced CSCC.

Investor agreement

In January 2014, Sanofi and Regeneron amended the investor agreement that has existed between the two companies since 2007 (the “Amended Investor Agreement”). Under the terms of the amendment, Sanofi accepted various restrictions. Sanofi is bound by certain “standstill” provisions, which contractually prohibit Sanofi from seeking to directly or indirectly exert control of Regeneron or acquiring more than 30% of Regeneron’s capital stock (consisting of the outstanding shares of common stock and the shares of Class A stock). This prohibition will remain in place until the earlier of (i) the later of the fifth anniversaries of the expiration or earlier termination of the Zaltrap® collaboration agreement with Regeneron (related to the development and commercialization of Zaltrap®) or the collaboration agreement with Regeneron on monoclonal antibodies (see “Collaboration agreement on the discovery, development and commercialization of human therapeutics antibodies” above), each as amended and (ii) other specified events.

Sanofi has also agreed to vote as recommended by Regeneron’s Board of Directors, except that it may elect to vote proportionally with the votes cast by all of Regeneron’s other shareholders with respect to certain change-of-control transactions, and to vote in its sole discretion with respect to liquidation or dissolution, stock issuances equal to or exceeding 20% of the outstanding shares or voting rights of Regeneron’s Class A Stock and Common Stock (taken together), and new equity compensation plans or amendments if not materially consistent with Regeneron’s historical equity compensation practices.

As soon as it had passed the threshold of 20% ownership of the capital stock, Sanofi exercised its right under the Amended Investor Agreement to designate an independent director, who was appointed to the Board of Directors of Regeneron. The interest held by Sanofi in Regeneron has been consolidated by the equity method since April 2014.

On the conditions set out in the Amended Investor Agreement entered into in January 2014, Sanofi’s right to designate a Regeneron board member was contingent on Sanofi maintaining its percentage share of Regeneron’s outstanding capital stock (measured on a quarterly basis) at a level no lower than the highest percentage level previously achieved, with the maximum requirement capped at 25%. In addition, Sanofi’s interest in Regeneron was subject to a lock-up clause. Those limitations have been amended by the letter agreement of January 2018 (see below).

In November 2015, the Independent Designee (as defined in the Amended Investor Agreement) designated by Sanofi as an independent director resigned from the Regeneron Board of Directors. At Sanofi’s request, pursuant to the Amended Investor Agreement, Regeneron appointed N. Anthony “Tony” Coles, M.D. to its Board of Directors in January 2017 as a successor Sanofi designee.

The Amended Investor Agreement also gives Sanofi the right to receive certain reasonable information as may be agreed upon by the parties and which will facilitate Sanofi’s ability to account for its investment in Regeneron using the equity method of accounting under IFRS.

In January 2018, Sanofi and Regeneron announced a set of amendments (i) to their collaboration agreement on the development and commercialization of human therapeutic antibodies; (ii) to their IO License and Collaboration Agreement on the development of cemiplimab (REGN2810) in the field of immuno-oncology; and (iii) a limited waiver and amendment of the Amended Investor Agreement pursuant to a letter agreement (the “2018 Letter Agreement”).

Pursuant to the 2018 Letter Agreement, Regeneron has agreed to grant a limited waiver of the lock-up clause” and the obligation to maintain the “Highest Percentage Threshold” in the Amended and Restated Investor Agreement between the companies, so that Sanofi may elect to sell a small percentage of the Regeneron common stock it owns to fund a portion of the cemiplimab and dupilumab development expansion. This waiver will allow Sanofi to sell up to an aggregate of 1.4 million shares of Regeneron common stock to Regeneron in private transactions through the end of 2020. If Regeneron decides not to purchase the shares, Sanofi will be allowed to sell those shares on the open market, subject to certain volume and timing limitations. Upon expiration of the limited waiver under the 2018 Letter Agreement, the Amended Investor Agreement will be amended to define “Highest Percentage Threshold” as the lower of (i) 25% of Regeneron outstanding shares of Class A Stock and Common Stock (taken together) and (ii) the higher of (a) Sanofi’s percentage ownership of Class A Stock and Common Stock (taken together) on such termination date and (b) the highest percentage ownership of Regeneron outstanding shares of Class A Stock and Common Stock (taken together) Sanofi attains following such termination date. As of December 31, 2018 Sanofi has sold 226,153 shares of Regeneron stock to Regeneron pursuant to the 2018 Letter Agreement.

C.2. Alliance arrangements with Bristol-Myers Squibb (BMS)

Two of Sanofi’s leading products were jointly developed with BMS: the anti-hypertensive agent irbesartan (Aprovel®/Avapro®/Karvea®) and the anti-atherothrombosis treatment clopidogrel bisulfate (Plavix®/Iscover®).

On September 27, 2012, Sanofi and BMS signed an agreement relating to their alliance following the loss of exclusivity of Plavix® and Avapro®/Avalide® in many major markets.

Under the terms of this agreement, effective January 1, 2013, BMS returned to Sanofi its rights to Plavix® and Avapro®/Avalide® in all markets worldwide with the exception of Plavix® in the United States and Puerto Rico, giving Sanofi sole control and freedom to operate commercially in respect of those products. In exchange, BMS received royalty payments on Sanofi’s sales of branded and unbranded Plavix® and Avapro®/Avalide® worldwide (except for Plavix® in the United States and Puerto Rico) until 2018, and also received a payment of $200 million from Sanofi in December 2018, part of which is for buying out the non-controlling interests (see Note D.18.). Rights to Plavix® in the United States and Puerto Rico remain unchanged and continue to be governed by the terms of the original agreement until December 2019.

In all of the territories managed by Sanofi (including the United States and Puerto Rico for Avapro®/Avalide®) as defined in the new agreement, Sanofi recognizes in its consolidated financial statements the revenue and expenses generated by its own operations. The share of profits reverting to BMS subsidiaries is presented within Net income attributable to non-controlling interests in the income statement.

In the territory managed by BMS (United States and Puerto Rico for Plavix®), Sanofi recognizes its share of profits and losses within the line item Share of profit/(loss) from investments accounted for using the equity method.